Statements of Financial Position - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash	$ 1,414,013	$ 1,211,297
Amounts receivable and other assets	110,319	109,975
Marketable securities	5,514	22,086
Current asset	1,529,846	1,343,358
Non-current assets
Investment in Aurora Minerals Ltd.	1	0
Restricted cash	514,546	514,828
Right-of-use asset	1,681	21,858
Total assets	2,046,074	1,880,044
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	894,353	780,923
Advanced contributions received	529,583	635,530
Balances due to related parties	311,905	278,238
Director's loan	1,050,846	966,304
Lease liability	2,347	26,417
Current liabilities	2,789,034	2,687,412
Non-current liabilities
Lease liability	0	2,347
Total liabilities	2,789,034	2,689,759
Shareholders' equity (deficiency)
Share capital	69,645,197	68,863,511
Reserves	4,482,430	4,267,374
Accumulated deficit	(74,870,587)	(73,940,600)
Equity	(742,960)	(809,715)
Total liabilities and shareholders' equity	$ 2,046,074	$ 1,880,044